Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Long-term investments	¥ 24,473,436	$ 3,447,011	¥ 16,326,280
Accrued expenses			13,629,066
Advertising and market related expenses carryforwards	22,251,219	3,134,019	15,428,899
Accounts receivable and contract assets	7,123,587	1,003,336	5,683,849
Guarantee liabilities	16,879,995	2,377,498
Financial guarantee derivatives	159,210,663	22,424,353	165,452,224
Loan receivable from Xiaoying Housing Loans	13,887,028	1,955,947	14,940,336
Loans receivable from Xiaoying Credit Loans and other loans	166,027,798	23,384,526	106,663,862
Operating loss carryforwards	45,998,381	6,478,736	45,784,681
Deposits to institutional cooperators	662,254	93,277	830,644
Others	21,505	3,029
Lease liabilities	13,019,736	1,833,791	16,004,767
Total deferred tax assets	469,555,602	66,135,523	400,744,608
Valuation allowance	(226,317,275)	(31,876,121)	(214,884,582)	$ (30,265,860)	¥ (113,394,230)	¥ (14,010,030)
Total deferred tax assets, net of valuation allowance	243,238,327	34,259,402	185,860,026
Deferred tax liabilities:
Property and equipment	1,678,634	236,431	986,598
Long-term investments	7,501,275	1,056,532
Right-of-use assets	12,657,331	1,782,748	15,672,062
Investment in Consolidated Trusts	36,643,382	5,161,112	25,188,918
Investment in Consolidated Partnerships	62,339,878	8,780,388	56,305,689
Undistributed earnings	16,500,000	2,323,976
Total deferred tax liabilities	137,320,500	19,341,187	98,153,267
Increase in deferred tax asset	135,957,626	19,149,231	¥ 88,428,436
Chinese Mainland entities
Deferred tax assets:
Accrued expenses	¥ 89,004,878	$ 12,536,075		$ 61,715,596